Note 18 (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwill [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, according to the CGU to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	Mexico	Turkey (1)	Colombia	Chile	Other	Total

Balance as of December 31, 2021	504	152	134	24	4	818
Additions	—	—	—	—	—	—
Exchange difference	55	—	(16)	1	1	41
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	(152)	—	—	—	(152)
Balance as of December 31, 2022	559	—	118	25	5	707
Additions	—	—	—	—	—	—
Exchange difference	64	—	25	(1)	—	88
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Balance as of December 31, 2023	623	—	143	24	5	795
Additions	—	—	—	—	—	—
Exchange difference	(82)	—	(11)	(1)	(1)	(95)
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Balance as of December 31, 2024	541	—	132	23	4	700
(1) As a result of the application of IAS 29, as indicated in Note 2.2.18, the book value of the Turkish CGU exceeded the existing recoverable value, so on January 1, 2022 the goodwill as well as other intangible assets assigned to the Turkish CGU were derecognized.

Impairment test assumptions CGU goodwill in Mexico [Table Text Block]
The Group’s most significant goodwill corresponds to the CGU in Mexico, the main significant assumptions used in the impairment test of this CGU as of December 31, 2024, 2023 and 2022 are as follows:

Impairment test assumptions CGU goodwill in Mexico
	2024	2023	2022
Discount rate (1)	18.3%	12.4%	12.7%
Growth rate	5.5%	5.6%	6.3%
(1) After tax discount rates.

Sensitivity analysis for main assumptions Mexico [Table Text Block]
The assumptions with a greater relative weight and whose volatility could have a greater impact in determining the present value of the cash flows starting on the fifth year are the discount rate and the growth rate. The table below shows, in a simplified way, the relative variation by which the CGU recoverable amount would increase (or decrease) as a result of a reasonable variation (in basis points) of each of the key assumptions, considered in isolation as of December 31, 2024, where, in each case, their value in use would continue to exceed their book value:

Sensitivity analysis for main assumptions - Mexico
	Increase of 50 basis points (1)	Decrease of 50 basis points (1)
Discount rate	(3%)	3%
Growth rate	2%	(2%)
(1) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	2024	2023	2022
Computer software acquisition expense	1,764	1,535	1,393
Other intangible assets with an infinite useful life	9	8	13
Other intangible assets with a definite useful life	17	25	43
Total	1,790	1,568	1,449

Changes in other intangible assets [Table Text Block]
The changes of this heading during the years ended December 31, 2024, 2023 and 2022, are as follows:

Other intangible assets (Millions of Euros)
	Notes	Computer software			Other intangible assets			Total of intangible assets
		2024	2023	2022	2024	2023	2022	2024	2023	2022
Balance at the beginning		1,535	1,396	1,239	33	56	140	1,568	1,453	1,379
Additions		771	688	592	11	1	—	782	689	592
Amortization in the year	45	(543)	(518)	(490)	(18)	(19)	(20)	(561)	(536)	(510)
Amortization transfer to discontinued operations		—	—	—	—	—	—	—	—	—
Exchange differences and other		16	(6)	80	(1)	(5)	(63)	16	(11)	17
Impairment		(15)	(26)	(25)	—	—	—	(15)	(26)	(25)
Balance at the end		1,764	1,535	1,396	26	33	56	1,790	1,568	1,453